Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income (loss) before taxes from continuing operations	$ (125,107)	$ (97,483)	$ (115,212)
Theoretical group tax rate	23.42%	24.88%	25.35%
Theoretical tax benefit (expense)	$ 29,298	$ 24,254	$ 29,208
Permanent differences	(458)	(1,141)	(1,131)
Research tax credit	4,437	3,245	2,786
Share-based compensation & other IFRS adjustments	(3,901)	(4,198)	(7,828)
Non recognition of deferred tax assets related to tax losses and temporary differences	(29,377)	(22,159)	(23,079)
Other differences	0	0	43
Effective tax expense	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%